Asbestos (Tables)	12 Months Ended
Mar. 31, 2015
Text Block [Abstract]
Asbestos Adjustments

The asbestos adjustments included in the consolidated statements of operations and comprehensive income comprise the following:

	Years Ended 31 March
(Millions of US dollars)	2015	2014	2013
Change in estimates:
Change in actuarial estimate - asbestos liability	$(129.0)	$(340.3)	$(163.0)
Change in actuarial estimate - insurance receivable	16.6	31.2	27.9
Change in estimate - AICF claims-handling costs	1.1	0.9	5.9

Subtotal - Change in estimates	(111.3)	(308.2)	(129.2)
Recovery of Insurance Receivables	-	15.2	11.9
Gain on foreign currency exchange	144.7	97.2	0.2

Total Asbestos Adjustments	$33.4	$(195.8)	$(117.1)

Central Estimates, Net of Insurance Recoveries

The following table sets forth the Central Estimates, net of insurance recoveries, calculated by KPMGA as of 31 March 2015:

	Year Ended 31 March 2015
(Billions of US and Australian dollars, respectively)	US$	A$
Central Estimate - Discounted and Inflated	1.636	2.143
Central Estimate - Undiscounted but Inflated	2.094	2.743
Central Estimate - Undiscounted and Uninflated	1.196	1.566

Numbers of Open Claims, New Claims and Closed Claims and Average Settlement Per Settled Claim and Case Closed

The following table shows the activity related to the numbers of open claims, new claims and closed claims during each of the past five years and the average settlement per settled claim and case closed:

		For the Years Ended 31 March
	2015	2014	2013	2012	2011

Number of open claims at beginning of period	466	462	592	564	529
Number of new claims	665	608	542	456	494
Number of closed claims	637	604	672	428	459
Number of open claims at end of period	494	466	462	592	564
Average settlement amount per settled claim	A$ 254,209	A$ 253,185	A$ 231,313	A$ 218,610	A$ 204,366
Average settlement amount per case closed	A$ 217,495	A$ 212,944	A$ 200,561	A$ 198,179	A$ 173,199

Average settlement amount per settled claim	US$ 222,619	US$ 236,268	US$ 238,615	US$ 228,361	US$ 193,090
Average settlement amount per case closed	US$ 190,468	US$ 198,716	US$ 206,892	US$ 207,019	US$ 163,642

Asbestos-Related Assets and Liabilities

These amounts are detailed in the table below, and the net total of these asbestos-related assets and liabilities is referred to by the Company as the “Net AFFA Liability.”

	31 March
(Millions of US dollars)	2015	2014
Asbestos liability – current	$(131.6)	$(134.5)
Asbestos liability – non-current	(1,290.0)	(1,571.7)

Asbestos liability – Total	(1,421.6)	(1,706.2)

Insurance receivable – current	16.7	28.0
Insurance receivable – non-current	161.9	198.1

Insurance receivable – Total	178.6	226.1

Workers’ compensation asset – current	4.5	4.3
Workers’ compensation asset – non-current	45.5	47.6
Workers’ compensation liability – current	(4.5)	(4.3)
Workers’ compensation liability – non-current	(45.5)	(47.6)

Workers’ compensation – Total	-	-

Loan facility	(13.6)	(47.0)
Other net liabilities	(1.5)	(0.8)
Restricted cash and cash equivalents and restricted short-term investment assets of AICF	22.0	60.3

Net AFFA liability	$(1,236.1)	$(1,467.6)

Deferred income taxes – current	15.9	16.5
Deferred income taxes – non-current	389.3	455.2

Deferred income taxes – Total	405.2	471.7

Income tax payable	19.2	16.7

Net Unfunded AFFA liability, net of tax	$(811.7)	$(979.2)

Summary of Net Unfunded AFFA Liability, Net of Tax

The following is a detailed rollforward of the Net Unfunded AFFA liability, net of tax, for the year ended 31 March 2015:

(Millions of US dollars)	Asbestos Liability	Insurance Receivables	Deferred Tax Assets[1]	Other Loan Facilities	Restricted Cash and Investments	Other Assets and Liabilities[2]	Net Unfunded AFFA Liability, net of tax
Opening Balance - 31 March 2014	$(1,706.2)	$226.1	$471.7	$(47.0)	$60.3	$15.9	$(979.2)
Asbestos claims paid[3]	135.1				(135.1)		-
Payment received in accordance with AFFA					113.0		113.0
AICF claims-handling costs incurred (paid)	1.6				(1.6)		-
AICF operating costs paid - non claims-handling					(2.5)		(2.5)
Change in actuarial estimate	(129.0)	16.6					(112.4)
Change in claims handling cost estimate	1.1						1.1
Insurance recoveries		(29.1)			29.1		-
Change in non-actuarial estimate			38.3				38.3
Offset to Income Tax Payable			(22.0)				(22.0)
Funds received from NSW under loan agreement				(13.8)	13.8		-
Funds repaid to NSW under loan agreement				48.2	(48.2)		-
Other movements			0.4	(0.1)	2.2	4.8	7.3
Effect of foreign exchange	275.8	(35.0)	(83.2)	(0.9)	(9.0)	(3.0)	144.7

Closing Balance - 31 March 2015	$(1,421.6)	$178.6	$405.2	$(13.6)	$22.0	$17.7	$(811.7)

1	A portion of the deferred income tax asset is applied against the Company’s income tax payable. At 31 March 2015 and 2014, this amount was US$19.2 million and US$16.7 million, respectively. During the year ended 31 March 2015, there was a US$3.5 million favorable effect of foreign currency exchange in respect of income tax payable.

2	Other assets and liabilities include a provision for asbestos-related education and medical research contributions of US$1.4 million and US$1.7 million at 31 March 2015 and 2014, respectively.

Also included in other assets and liabilities are the other assets and liabilities of AICF, including trade receivables, prepayments, fixed assets, trade payables and accruals. These other assets and liabilities of AICF were a net liability of US$1.5 million and US$0.8 million at 31 March 2015 and 2014, respectively. During the year ended 31 March 2015, there was US$0.2 million favorable effect of foreign currency exchange on these other assets and liabilities.

3	Claims paid of US$135.1 million reflects A$154.3 million converted at the average exchange rate for the period based on the assumption that these transactions occurred evenly throughout the period.